Intangible Assets	12 Months Ended
Feb. 28, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS:

The major components of intangible assets are as follows:

	February 28, 2017		February 29, 2016
	Gross Carrying Amount	Net Carrying Amount	Gross Carrying Amount	Net Carrying Amount
(in millions)
Amortizable intangible assets
Customer relationships	$89.1	$48.6	$102.5	$60.2
Favorable interim supply agreement	—	—	68.3	2.2
Other	19.9	1.7	22.3	3.5
Total	$109.0	50.3	$193.1	65.9

Nonamortizable intangible assets
Trademarks		3,327.4		3,333.8
Other		—		4.1
Total		3,327.4		3,337.9
Total intangible assets		$3,377.7		$3,403.8

We did not incur costs to renew or extend the term of acquired intangible assets for the years ended February 28, 2017, and February 29, 2016. Net carrying amount represents the gross carrying value net of accumulated amortization. Amortization expense for intangible assets was $10.4 million, $40.7 million and $40.0 million for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, respectively. Estimated amortization expense for each of the five succeeding fiscal years and thereafter is as follows:

(in millions)
2018	$5.7
2019	$5.7
2020	$5.5
2021	$5.2
2022	$4.9
Thereafter	$23.3